WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2026
Warrant Liability
SCHEDULE OF FAIR VALUE OF WARRANTS
Balance at December 31, 2025	$576
Warrant exercise	(576)
Revaluation at June 30, 2026	-
Balance at June 30, 2026	$-